Auditor’s remuneration	12 Months Ended
Dec. 31, 2018
Additional information [abstract]
Auditor's remuneration
Auditor’s remuneration

			$ million
Fees	2018	2017	2016
The audit of the company annual accounts[a]	25	26	25
The audit of accounts of subsidiaries of the company	10	11	12
Total audit	35	37	37
Audit-related assurance services[b]	4	7	7
Total audit and audit-related assurance services	39	44	44
Taxation compliance services	—	—	1
Non-audit and other assurance services	2	3	1
Total non-audit or non-audit-related assurance services	2	3	2
Services relating to BP pension plans	1	—	1
	42	47	47
[a] Fees in respect of the audit of the accounts of BP p.l.c. including the group’s consolidated financial statements.
[b] Includes interim reviews and audit of internal control over financial reporting and non-statutory audit services.

With effect from 2018, following a competitive tender process, Deloitte LLP (Deloitte) was appointed as auditor of the Company, replacing Ernst & Young LLP (EY). In the table above, auditor’s remuneration for services provided during the year ended 31 December 2018 thus relates to Deloitte and for the years ended 31 December 2017 and 31 December 2016 to EY.
In addition to the amounts shown in the table above, in 2018 $0.75 million of additional fees were paid to EY in respect of their audit for 2017. Auditors’ remuneration is included in the income statement within distribution and administration expenses.
The tax services relate to income tax and indirect tax compliance, employee tax services and tax advisory services.
The audit committee has established pre-approval policies and procedures for the engagement of Deloitte to render audit and certain assurance and other services. The audit fees payable to Deloitte were considered as part of the audit tender process in 2016 and challenged by the audit committee through comparison with the audit pricing proposals of the other bidding firms, before being approved. Deloitte performed further assurance services that were not prohibited by regulatory or other professional requirements and were pre-approved by the Committee. Deloitte is engaged for these services when its expertise and experience of BP are important. Most of this work is of an audit-related or assurance nature.
Under SEC regulations, the remuneration of the auditor of $42 million (2017 $47 million and 2016 $47 million) is required to be presented as follows: audit $35 million (2017 $37 million and 2016 $37 million); other audit-related $4 million (2017 $7 million and 2016 $7 million); tax $nil (2017 $nil and 2016 $1 million); and all other fees $3 million (2017 $3 million and 2016 $2 million).